Loans and Advances to Customers - Finance Lease Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	€ 9,979	€ 11,841
Unearned future finance income on finance leases	(673)	(1,082)
Net investment in finance leases	9,306	10,759
Included in Loans and advances to banks	51	65
Included in Loans and advances to customers	9,256	10,694
Within 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	2,374	2,729
Net investment in finance leases	2,193	2,474
More than 1 year but less than 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	5,959	6,215
Net investment in finance leases	5,581	5,652
More than 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	1,646	2,897
Net investment in finance leases	€ 1,532	€ 2,633